SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Alabama — 2.3%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,057
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	228
5.000%, 07/01/2024	325	336
5.000%, 07/01/2028	1,075	1,171
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,467
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	4,980
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,621
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,983
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,453
5.000%, 09/01/2031	3,140	3,314
5.000%, 09/01/2034	2,000	2,098
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	5,000	4,994
Southeast Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,229
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	707

		40,638

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
5.000%, 05/01/2031	1,500	1,625
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	587

		2,212

Arizona — 2.4%
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,805	1,854
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,443
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)	3,560	2,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	$3,310	$3,185
Coconino County, Pollution Control, Nevada Power Company, Ser B, RB
1.650%, 03/01/2039 (A)	2,000	1,991
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	470
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	359
4.000%, 05/15/2031	500	455
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,419
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,212
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	243
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	2,000	2,153
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	629
5.000%, 07/01/2029	250	262
5.000%, 07/01/2030	500	524
5.000%, 07/01/2032	1,095	1,145
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	3,100	3,345
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	362
5.000%, 07/01/2032	115	118
5.000%, 07/01/2033	355	362
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
1.370%, 11/15/2052 (A)	700	700
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,364
5.250%, 12/01/2026	4,510	4,697
5.000%, 12/01/2032	2,500	2,623
5.000%, 12/01/2037	1,000	1,034

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	$355	$336
4.000%, 12/01/2028	365	339
4.000%, 12/01/2029	385	352
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	1,094
5.500%, 10/01/2027 (B)	900	865
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,012

		42,439

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,265	1,332
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,265	1,332
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,612

		4,276

California — 6.2%
Bay Area, Toll Authority, RB
2.150%, 04/01/2056 (A)	1,115	1,087
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	208
California State, Community Choice Financing Authority, Clean Energy Project, Ser A-1, RB
4.000%, 05/01/2053 (A)	2,000	1,999
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	6,520	6,433
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	1,910	2,008
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.250%, 09/01/2047	$500	$567
5.000%, 08/01/2026	6,380	6,873
5.000%, 09/01/2028	3,000	3,261
5.000%, 09/01/2029	1,500	1,629
5.000%, 09/01/2030	3,395	3,684
5.000%, 09/01/2034	3,650	4,291
5.000%, 04/01/2035	850	944
5.000%, 11/01/2042	1,500	1,693
4.000%, 11/01/2041	360	363
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
4.000%, 08/15/2040	620	621
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,584
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,927	2,640
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,024
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,191
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (B)	355	327
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	376
California State, Public Works Board, Judicial Council Project, Ser A, RB
5.000%, 03/01/2026	1,000	1,006
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,332
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023 (B)	120	121
California State, Various Purpose, GO
5.000%, 04/01/2033	7,900	8,942
5.000%, 08/01/2035	3,000	3,211
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	216

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	$750	$778
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	203
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (C)	3,000	3,185
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,567
5.000%, 06/01/2027 (D)	2,875	3,166
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (C)	4,960	5,582
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (E)	6,375	683
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(E)	77,400	4,226
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	584
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,620
4.000%, 05/15/2037	500	484
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2032	2,500	2,562
Los Angeles, Department of Water & Power, Water System Revenue, Ser A-2, RB
0.850%, 07/01/2045 (A)	650	650
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,615	1,603
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	970
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	547
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	$350	$359
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
5.000%, 11/15/2025	3,000	3,135
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	893
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (C)	1,165	1,226
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (C)	4,000	4,245
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,875
5.000%, 09/01/2031	1,815	1,946
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	725	833

		108,018

Colorado — 3.3%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	373
5.000%, 06/15/2031	500	532
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,230
5.000%, 11/01/2033	875	948
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,578
5.000%, 08/01/2037	1,000	1,038
4.000%, 08/01/2038	500	462
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2039	2,550	2,325
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	178
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,421

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(C)	$235	$253
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	2,828
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,868
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	920	917
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,330
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,077
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	321
5.500%, 11/15/2033	1,030	1,173
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.500%, 11/15/2027	10,000	10,189
5.000%, 12/01/2031	2,000	2,133
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,045
5.250%, 11/15/2032	1,010	1,031
Denver City & County, Board of Water Commissioners, Ser A, RB
5.000%, 12/15/2033	2,000	2,346
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
5.000%, 06/01/2030	1,465	1,564
Denver City & County, Convention Center Expansion Project, Ser A, COP
5.000%, 06/01/2032	1,360	1,448
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	410
5.000%, 12/01/2031	855	870
5.000%, 12/01/2032	1,200	1,219
5.000%, 12/01/2034	1,000	1,008
5.000%, 12/01/2035	800	805
5.000%, 12/01/2036	600	603
E-470, Public Highway Authority, Ser B, RB
2.903%, 09/01/2039 (A)	610	604

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	$1,000	$1,050
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	636
5.000%, 01/15/2031	1,115	1,197
5.000%, 07/15/2031	2,060	2,209
5.000%, 07/15/2032	160	171
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	262
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	236

		57,888

Connecticut — 2.1%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,258
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	840	927
5.000%, 07/01/2030	230	254
5.000%, 07/01/2034	900	952
5.000%, 07/01/2036	700	733
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	260
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	396
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,341
Connecticut State, Ser A, GO
5.000%, 10/15/2025	2,000	2,040
4.000%, 01/15/2036	1,105	1,136
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,649
Connecticut State, Ser E, GO
5.000%, 09/15/2029	5,000	5,573
Connecticut State, Special Tax Obligation, Transportation Infrastructure, RB
5.000%, 05/01/2031	1,000	1,144

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
5.000%, 09/01/2034	$2,500	$2,581
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
5.000%, 10/01/2030	2,000	2,234
Connecticut State, Special Tax Revenue State, Ser A, RB
4.000%, 05/01/2036	1,300	1,332
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,137
5.000%, 05/01/2038	4,740	5,270

		36,217

District of Columbia — 1.2%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,473
District of Columbia, Ser D, GO
5.000%, 06/01/2033	2,500	2,698
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,129
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	7,205	7,546
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	967
4.000%, 10/01/2038	1,000	945
Washington Metropolitan, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,029

		21,787

Florida — 6.8%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	135	136
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,620
5.000%, 12/01/2037 (A)	4,000	4,235
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,356
5.000%, 10/01/2035	2,000	2,079
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	$1,000	$1,086
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,116
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,542
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	373
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,356
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	2,900	3,169
4.000%, 07/01/2034	770	794
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,682
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	558
4.000%, 08/15/2050	1,900	1,612
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,791
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	15,000	15,593
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
7.375%, 01/01/2049 (B)	2,465	2,191
7.250%, 07/01/2057 (A)(B)	3,100	3,080
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	299
5.000%, 04/01/2027	325	346
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	1,000	899
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,309
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,057

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	$1,480	$1,539
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,031
Florida State, Village Community Development District No. 13, SAB
3.000%, 05/01/2029	965	842
1.800%, 05/01/2026	530	479
Greater Orlando, Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2030	1,500	1,627
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,886
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2035	3,000	3,277
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ –
5.000%, 0 (C)	970	988
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,112
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,530
Leesburg, Village Community Development District No. 14, SAB
5.125%, 05/01/2037	1,225	1,235
4.750%, 05/01/2032	200	200
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	2,500	2,554
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,029
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	446
5.000%, 04/01/2031	910	943
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	6,985	7,303
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,812
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	322
5.000%, 10/01/2026	755	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	$3,270	$3,470
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,789
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (E)	125	110
0.000%, 10/01/2026 (E)	275	229
0.000%, 10/01/2027 (E)	360	285
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,889
Pompano Beach, RB
1.450%, 01/01/2027	450	394
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,609
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	226
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,084
3.750%, 11/15/2025	835	781
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,210
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (E)	305	166
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	798
4.000%, 10/15/2035	270	268
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	620

		119,325

Georgia — 3.0%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (A)	300	282
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,616
5.000%, 07/01/2036	1,000	1,072

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (C)	$5,010	$5,288
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (A)	785	737
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2024	1,075	1,108
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,045
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	826
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	663
4.000%, 01/01/2054	1,500	1,215
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	375	375
4.000%, 07/01/2052 (A)	2,910	2,915
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,067
Georgia State, Main Street Natural Gas, Ser B, RB
4.000%, 08/01/2049 (A)	3,000	3,019
3.510%, 04/01/2048 (A)	1,865	1,855
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	6,640	6,559
4.000%, 05/01/2052 (A)	2,000	1,955
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	1,000	1,004
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	767
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,110
5.000%, 01/01/2035	1,500	1,587
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	584
4.000%, 01/01/2041	650	631
4.000%, 01/01/2046	500	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	$4,140	$4,380
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	566
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,143
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2026	1,650	1,699
5.000%, 07/01/2027	1,390	1,430
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (A)	730	640

		52,602

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,131
5.000%, 10/01/2033	2,205	2,331

		4,462

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,183
Hawaii State, Ser FW, GO
4.000%, 01/01/2037	2,000	2,045

		5,228

Idaho — 0.3%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023 (D)	220	224
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	557
5.000%, 03/01/2031	320	360
5.000%, 03/01/2032	500	566
4.000%, 03/01/2033	575	581
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
3.000%, 05/01/2041	1,500	1,177
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	937

		4,402

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 10.5%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (E)	$325	$303
Chicago, Airport Authority, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,102
Chicago, Airport Authority, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,042
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	5,000	5,115
5.000%, 01/01/2036	1,290	1,345
5.000%, 07/01/2038	1,500	1,517
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,152
5.000%, 01/01/2032	5,840	6,031
5.000%, 01/01/2035	3,500	3,629
Chicago, Airport Authority, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,577
Chicago, Airport Authority, O'Hare International Airport, Ser E, RB
5.000%, 01/01/2032	510	562
Chicago, Board of Education, RB
5.000%, 04/01/2033	500	510
5.000%, 04/01/2034	620	631
5.000%, 04/01/2036	445	451
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,436
4.000%, 12/01/2047	530	432
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	658
5.000%, 12/01/2028	100	101
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,859
5.000%, 12/01/2046	640	601
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	3,007
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024 (D)	1,000	1,024
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,121
5.250%, 01/01/2029	1,210	1,218
5.000%, 01/01/2023	355	355
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,149
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,523

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	$550	$565
4.000%, 12/01/2055	2,000	1,753
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,916
5.000%, 11/01/2027	2,360	2,476
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,023
5.000%, 11/01/2034	1,500	1,518
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,223
Cook County, Ser A, GO
5.000%, 11/15/2029	500	556
5.000%, 11/15/2033	450	495
Cook County, Ser B, GO
4.000%, 11/15/2026	730	755
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,216
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	621
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,534
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	605	621
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,959
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,448
Illinois State, Finance Authority, Northwestern Memorial, RB
1.300%, 07/15/2055 (A)	900	900
Illinois State, Finance Authority, Northwestern University, RB
5.000%, 12/01/2026	2,500	2,660
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	2,000	2,105
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
5.500%, 07/01/2028	1,000	1,015
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,078

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	$2,000	$2,045
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	500
5.000%, 02/15/2027	200	199
5.000%, 02/15/2029	400	395
5.000%, 02/15/2031	365	358
Illinois State, GO
5.500%, 05/01/2030	3,750	4,092
5.375%, 05/01/2023	165	166
5.250%, 02/01/2030	3,350	3,395
5.250%, 02/01/2032	935	947
5.000%, 11/01/2036	2,970	3,021
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	1,025	1,016
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,252
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,635
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,136
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,760
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,163
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	706
5.000%, 03/01/2029	895	942
5.000%, 03/01/2030	2,000	2,118
5.000%, 12/01/2034	780	801
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,014
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,126
5.000%, 10/01/2031	810	858
4.000%, 10/01/2035	4,020	3,784
Illinois State, Ser C, GO
4.000%, 10/01/2037	215	199
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,014
5.000%, 11/01/2025	1,585	1,636
5.000%, 11/01/2028	1,000	1,043

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	$1,500	$1,581
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,315	1,472
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2032	2,000	2,111
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,276
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	877
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	246
5.000%, 02/01/2027	1,055	1,136
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	3,275	3,500
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	668
Metropolitan Chicago, Water Reclamation District, Ser D, GO
5.000%, 12/01/2031	1,500	1,741
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	257
5.000%, 12/15/2032	255	262
5.000%, 12/15/2033	300	307
5.000%, 12/15/2034	400	409
4.000%, 12/15/2042	2,910	2,614
4.000%, 12/15/2047	4,265	3,694
4.000%, 06/15/2052	1,605	1,358
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2027	6,100	6,482
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	379
5.000%, 01/01/2027	2,000	2,128
5.000%, 01/01/2028	380	409
5.000%, 01/01/2033	3,000	3,302
5.000%, 01/01/2034	3,760	3,973
5.000%, 01/01/2036	3,750	3,932
5.000%, 01/01/2037	1,000	1,043
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	212

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Illinois, Ser A, RB
5.000%, 04/01/2028	$5,245	$5,307

		184,885

Indiana — 1.6%
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	1,926
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,099
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	5,025	5,864
4.000%, 10/01/2035	2,725	2,805
4.000%, 10/01/2036	1,485	1,522
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 07/01/2051	325	315
3.000%, 07/01/2052	790	752
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	425	418
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	3,250	3,479
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,460
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,078

		27,718

Iowa — 0.3%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,374
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	190
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,015
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	610	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	$1,000	$1,024

		5,209

Kansas — 0.2%
Kansas State, Department of Transportation, RB
5.000%, 09/01/2033	2,000	2,105
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (F)	870	814

		2,919

Kentucky — 1.8%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 04/01/2048 (A)	10,280	10,272
4.000%, 12/01/2050 (A)	1,775	1,762
Kentucky State, Public Energy Authority, Ser A-1, RB
4.000%, 08/01/2052 (A)	2,945	2,862
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	15,725	15,681
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,233

		31,810

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.167%, 05/01/2043 (A)	395	383
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (C)	1,500	1,555
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	385
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,192
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,340
5.000%, 10/01/2036	1,550	1,645
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,079
5.000%, 01/01/2032	2,100	2,148
5.000%, 01/01/2033	2,100	2,146

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	$515	$557
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	918
2.100%, 06/01/2037 (A)	2,750	2,659
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	544

		20,551

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	198
4.000%, 07/01/2037	265	265

		463

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	435	429
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,571
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,097
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,257
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,270
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,132
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (C)	1,625	1,699
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,885

		23,340

Massachusetts — 2.4%
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,576

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	$120	$123
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	333
5.000%, 10/01/2029	250	282
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
2.450%, 07/01/2049 (A)(B)	550	544
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	2,998
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	155
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,253
Massachusetts State, Development Finance Agency, Wellforce Project, Ser A, RB
5.000%, 07/01/2034	1,325	1,373
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2023	300	305
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,030
5.000%, 07/01/2030	1,125	1,216
5.000%, 07/01/2031	1,500	1,626
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,597
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	972
5.000%, 07/01/2028	1,750	1,865
5.000%, 07/01/2029	1,925	2,086
Massachusetts State, Housing Finance Agency, Ser 221, RB
3.000%, 12/01/2050	355	343
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,426
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,969

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	$1,250	$1,318
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,452
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,741
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,814
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,078
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,309

		41,784

Michigan — 2.1%
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2035	1,000	1,119
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,908
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,244
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	477
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,138
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2030	1,000	1,031
Michigan State, Finance Authority, Government Loan Program, RB
5.000%, 07/01/2034	2,565	2,644
Michigan State, Finance Authority, Henry Ford Health System, Ser A, RB
4.000%, 11/15/2050	1,500	1,336
Michigan State, Finance Authority, Hospital Sparrow Project, RB
5.000%, 11/15/2033	2,755	2,834
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,126

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	$235	$221
0.400%, 10/15/2023	650	626
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	357
Michigan State, Housing Development Authority, Ser B, RB
3.750%, 06/01/2050	215	214
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,575
University of Michigan, Ser D1, RB
1.350%, 12/01/2024 (A)	340	340
Utica, Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,632
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,368
5.000%, 12/01/2031	1,800	1,892

		36,082

Minnesota — 0.6%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,249
5.500%, 01/01/2031	1,085	998
5.250%, 01/01/2037	475	334
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	521
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	322
5.000%, 01/01/2031	300	322
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	872
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	3,000
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	211
3.000%, 10/01/2041	1,000	802
Minnesota State, Housing Finance Agency, Ser I, RB
3.000%, 01/01/2051	1,375	1,333

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	$350	$364
5.000%, 10/01/2027	600	624

		10,952

Mississippi — 0.2%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser A, RB
1.450%, 11/01/2035 (A)	645	645
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 12/01/2050	110	107
Mississippi State, Ser A, RB
5.000%, 10/15/2023	285	290
5.000%, 10/15/2029	300	329
5.000%, 10/15/2030	850	931
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,049

		3,351

Missouri — 1.4%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,012
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
5.000%, 01/01/2032	1,000	1,103
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,114
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,059
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	815
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	855	852
3.250%, 05/01/2051	1,300	1,268
3.250%, 11/01/2052	785	759
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	580	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2027	$1,850	$1,888
5.000%, 01/01/2028	1,400	1,428
5.000%, 01/01/2029	2,000	2,065
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,366
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	634
5.000%, 07/01/2033	625	664
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,131

		24,730

Nebraska — 1.2%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2034	1,000	1,057
5.000%, 09/01/2036	2,000	2,092
5.000%, 09/01/2037	2,860	2,974
5.000%, 09/01/2042	730	755
Nebraska State, Investment Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 03/01/2052	1,110	1,058
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
3.000%, 09/01/2050	2,360	2,275
Nebraska State, Public Power District, Ser A, RB
5.000%, 01/01/2033	1,000	1,081
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	795
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,691
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,898
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	660

		20,336

Nevada — 1.3%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,689

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	$2,115	$2,325
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,075
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,124
Clark County, School District, Ser C, GO
5.000%, 06/15/2026	1,805	1,941
Clark County, Ser B, GO
5.000%, 11/01/2029	5,000	5,412
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	206
5.000%, 07/01/2038	2,000	2,168
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	541
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,183
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	620
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	432
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	130	126

		21,842

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	288
4.000%, 01/01/2030	285	270
4.000%, 01/01/2031	290	272
4.000%, 01/01/2051	670	528

		1,358

New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	939
4.000%, 06/01/2031	1,000	1,059
4.000%, 06/01/2032	3,070	3,248
New Jersey State, Economic Development Authority, Bridge Project, RB
5.000%, 11/01/2029	285	314

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	$1,160	$1,167
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,067
5.000%, 06/01/2037	1,225	1,250
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,775	1,783
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	3,000	3,151
5.000%, 06/15/2026	3,020	3,157
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	124
New Jersey State, GO
5.000%, 06/01/2027	1,000	1,054
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,331
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,767
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,477
5.000%, 12/01/2028	1,450	1,556
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,272
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,110
5.000%, 06/15/2029	3,500	3,688
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,683
5.000%, 12/15/2024	280	291
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,062

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	$1,250	$1,349
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,404
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,073
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,373
5.000%, 01/01/2032	6,000	6,579
5.000%, 01/01/2033	350	383
Newark, Board of Education, GO
5.000%, 07/15/2023	300	304
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	561
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	297
5.000%, 01/01/2033	425	442
5.000%, 01/01/2034	570	591
5.000%, 01/01/2036	570	584

		63,490

New Mexico — 0.8%
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA FNMA FHLMC
3.500%, 01/01/2051	920	907
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	12,216
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	604

		13,727

New York — 7.5%
Brookhaven, Local Development, Jefferson's Ferry Project, RB
1.625%, 11/01/2025	340	315
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	90	87
Long Island, Power Authority, RB
5.000%, 09/01/2033	250	270
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,998
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,366

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	$1,920	$1,925
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,020
5.000%, 11/15/2045 (A)	500	529
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2029	4,140	4,217
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,126
4.000%, 11/15/2032	1,500	1,438
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,023
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,443
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,024
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,269
5.000%, 08/01/2039	605	632
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	305
3.000%, 01/01/2034	740	671
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	120
5.000%, 03/01/2030	100	111
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	503
5.000%, 08/01/2032	1,810	2,063
5.000%, 08/01/2047	1,250	1,336
4.000%, 08/01/2037	4,000	4,020
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	508
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,781
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,695

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	$6,240	$6,996
5.000%, 10/01/2033	280	325
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB
5.000%, 07/15/2035	1,650	1,799
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.000%, 11/01/2033	925	1,050
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2024	1,420	1,458
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	188
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	410
New York City, Water & Sewer System, Finance Authority, Ser DD-1, RB
1.350%, 06/15/2043 (A)	3,530	3,530
New York City, Water & Sewer System, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,520
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (C)	910	948
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (C)	5	6
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2030	5,000	5,303
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,115
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,886
3.000%, 03/15/2041	1,500	1,249
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	$3,245	$3,606
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
3.000%, 02/15/2042	610	475
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
1.200%, 11/15/2028	1,355	1,126
New York State, Liberty Development Authority, 4 World Trade Center Project, Ser A-BAM-TCRS, RB, BAM
3.000%, 11/15/2051	2,170	1,596
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	998
3.150%, 04/01/2024	920	920
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	999
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,956
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,142
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,330
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2034	4,000	4,031
5.000%, 10/01/2040	2,625	2,616
4.000%, 10/01/2030	4,550	4,424
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	128
5.000%, 12/01/2025	115	119
5.000%, 12/01/2030	650	679
5.000%, 12/01/2033	775	802
5.000%, 12/01/2036	4,000	4,057
5.000%, 12/01/2037	3,000	3,013
3.000%, 08/01/2031	3,000	2,678
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	550	583
5.000%, 12/01/2030	125	133

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	$3,335	$3,419
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,227
New York State, Utility Debt Securitization Authority, RB
5.000%, 12/15/2033	1,810	1,923
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (E)	905	487
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,037
5.000%, 06/01/2030	525	543
5.000%, 06/01/2031	525	543
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,360
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (B)	1,055	1,017
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,081

		131,779

North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,392
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,638
5.000%, 07/01/2027	1,500	1,640
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,548
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,507
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	481
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
2.500%, 10/01/2024	740	715

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	$285	$276
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	716
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	606
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	2,000	2,176

		17,695

North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
3.550%, 07/01/2033	380	372

Ohio — 1.8%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	828
American Municipal Power, Ser A, RB
5.000%, 02/15/2027	5,000	5,126
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,624
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,600	1,466
0.000%, 06/01/2057 (E)	3,035	355
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,069
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,659
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	991
Ohio State, Capital Facilities Correctional Building Fund Project, RB
5.000%, 10/01/2030	2,655	2,908
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2029	2,615	2,855

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	$680	$727
5.000%, 07/01/2037	300	317
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,374
Ohio State, Hospital Revenue, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,343
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	677
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	1,100	1,054

		31,373

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	1,510	1,387

Oregon — 0.7%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	458
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	259
5.000%, 06/15/2025	275	291
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	277
5.000%, 08/15/2034	1,000	1,083
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,527
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,027
5.000%, 06/01/2035	2,500	2,594
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,144
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	1,941
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (E)	1,000	858

		12,459

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 6.7%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	$5,000	$5,353
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,674
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,056
Delaware Valley, Regional Finance Authority, Ser C, RB
2.380%, 09/01/2048 (A)	4,000	3,995
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (C)	1,600	1,655
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,000	2,045
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,093
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,250
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	3,011
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,485
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,688
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	254
4.000%, 04/01/2025	650	667
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,189
5.000%, 06/01/2033	3,500	3,795

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	$2,300	$2,523
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,703
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
3.000%, 10/01/2051	1,885	1,837
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,393
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,525
5.000%, 12/01/2035	1,000	1,078
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2041	1,960	1,944
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,178
5.000%, 12/01/2039	250	274
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
5.000%, 12/01/2030	4,260	4,425
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,180
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	473
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,051
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	754
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,725	4,899
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,307

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	$1,500	$1,652
5.000%, 09/01/2030	1,000	1,087
5.000%, 09/01/2034	1,410	1,551
5.000%, 09/01/2036	2,000	2,134
4.000%, 09/01/2035	5,000	5,056
4.000%, 09/01/2038	3,000	2,966
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	25	27
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	3,390	3,609
5.000%, 09/01/2030	7,975	8,447
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,599
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,257
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,552

		117,691

Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (F)	2,990	2,213
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (F)	1,000	738
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (F)	3,035	2,246
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (F)	2,940	2,176
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,814	1,515
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/2029 (E)	1,500	1,090
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	911
0.000%, 07/01/2046 (E)	14,830	3,719
0.000%, 07/01/2051 (E)	22,042	4,120
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,011

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	$13,040	$11,780
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,478
4.000%, 07/01/2035	1,284	1,092
4.000%, 07/01/2037	3,350	2,791
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(G)	11,894	5,412

		51,292

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	1,405	1,510

South Carolina — 1.7%
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,195
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	496
5.000%, 01/01/2025	385	400
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	605	600
South Carolina State, Jobs-Economic Development Authority, Bons Secours Mercy Health, Ser S, RB
5.000%, 10/01/2035	1,460	1,611
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,897
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,403
5.000%, 07/01/2030	1,500	1,597
4.000%, 07/01/2035	1,160	1,154
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	404
5.000%, 12/01/2031	540	589
5.000%, 12/01/2036	2,750	2,905
4.000%, 12/01/2034	2,000	1,990
4.000%, 12/01/2036	2,250	2,207
4.000%, 12/01/2038	175	170
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	3,924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State. Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	$2,500	$2,727

		30,269

South Dakota — 0.3%
South Dakota State, Educational Enhancement Funding, Ser B, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (C)	1,000	1,012
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	871
5.000%, 11/01/2028	900	944
5.000%, 11/01/2035	1,005	1,034
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	840	840

		4,701

Tennessee — 0.8%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,068
5.000%, 08/01/2035	420	440
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2031	3,000	3,016
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,450
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,488
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,563
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	615	614

		13,639

Texas — 8.5%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	810	897
5.000%, 08/15/2040	695	763
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,092
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,648

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	$900	$926
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (F)	465	486
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	766
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	217
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,560
5.000%, 08/15/2033	6,500	6,640
5.000%, 08/15/2037	1,475	1,499
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	640	603
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,083
4.000%, 08/15/2032	1,000	1,043
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,596
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,674
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
5.000%, 02/15/2032	5,500	6,170
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,007
4.000%, 08/15/2034	480	477
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,048
5.000%, 11/01/2031	1,250	1,309
5.000%, 11/01/2032	2,500	2,609
5.000%, 11/01/2033	1,175	1,221
5.000%, 11/01/2034	1,000	1,035
5.000%, 11/01/2035	1,000	1,033
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,091
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
5.250%, 11/01/2026	2,250	2,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	$250	$260
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	8,042
El Paso, GO
5.000%, 08/15/2034	2,050	2,185
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,875
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,115
Harris County, Cultural Education Facilities Finance, TECO Project, RB
5.000%, 11/15/2028	1,250	1,373
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,576
5.000%, 11/15/2029	2,325	2,395
5.000%, 11/15/2030	3,310	3,409
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,126
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	274
5.000%, 12/01/2032	300	314
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	4,052
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,610
5.000%, 07/01/2032	1,500	1,584
Houston, Airport System Revenue, United Airlines Project, AMT, RB
5.000%, 07/01/2029	1,980	1,983
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	192
4.000%, 09/01/2025	215	220
4.000%, 09/01/2026	160	165
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,045
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,780

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	$750	$580
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	385	284
North East Texas, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2052 (A)	3,175	3,152
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2027	2,560	2,768
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,903
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	6,410	6,692
5.000%, 01/01/2034	7,285	7,613
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,872
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,090
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,181
5.000%, 02/01/2023	940	944
5.000%, 02/01/2035	375	419
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,587
5.000%, 02/01/2034	1,700	1,901
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,067
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	697
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,575
Tarrant County, Cultural Education Facilities Finance, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,180
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	900	940
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,046
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
7.000%, 12/31/2038	2,500	2,560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Ser B, GO
4.000%, 08/01/2030	$625	$642
4.000%, 08/01/2031	435	445
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (C)	3,000	3,095
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,823
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,075
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	1,000	1,094
University of Houston, Ser C, RB
5.000%, 02/15/2029	3,000	3,211
University of Texas, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (C)	2,285	2,370
Uptown Development Authority, TA
4.000%, 09/01/2033	400	379
4.000%, 09/01/2035	275	255

		149,806

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,180
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,590
Utah State, GO
3.000%, 07/01/2034	495	484
Utah State, Transit Authority, Sub-Ser, RB, BAM
5.000%, 12/15/2032	1,585	1,750

		9,004

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
4.000%, 11/01/2045	170	170

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,071

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.8%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	$280	$296
5.000%, 07/01/2027	250	267
5.000%, 07/01/2028	375	406
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,283
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,272
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	454
5.000%, 10/01/2047	1,225	1,279
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,131
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,224
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,605
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,126
5.000%, 06/30/2042	2,000	2,087
5.000%, 12/31/2047	440	454
4.000%, 07/01/2030	1,140	1,135
4.000%, 07/01/2031	365	362
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	510
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (E)	41,470	9,932

		31,823

Washington — 2.0%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,287
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,414
5.000%, 04/01/2036	1,500	1,572
5.000%, 08/01/2041	1,000	1,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Seattle, RB
4.000%, 06/01/2038	$1,000	$1,004
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,540
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,772
Washington State, GO
4.000%, 07/01/2036	4,500	4,645
Washington State, Health Care Facilities Authority, RB
5.000%, 07/01/2027	1,250	1,297
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	978	877
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	668
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,854
Washington State, Various Purpose, Ser 2015-A1, GO
5.000%, 08/01/2030	2,540	2,635

		34,609

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,268
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2031	1,250	1,373
5.000%, 06/01/2032	1,510	1,654
5.000%, 06/01/2034	1,000	1,091
5.000%, 06/01/2035	1,005	1,094

		7,480

Wisconsin — 2.9%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	529
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	500
4.000%, 04/01/2039	295	292
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (E)	370	287

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, GO
5.000%, 11/01/2026	$1,175	$1,279
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,548
5.000%, 08/15/2054 (A)	2,000	2,119
2.030%, 08/15/2054 (A)	1,125	1,084
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	4,044
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,950
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	554
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,176
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	457
5.000%, 11/01/2030	1,035	991
5.000%, 11/01/2039	1,135	1,010
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	607
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,701
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
3.000%, 03/01/2052	930	897
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (A)	240	225
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2039	$475	$489
5.000%, 07/01/2040	325	333
5.000%, 07/01/2041	750	768
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	231
4.000%, 07/01/2028	225	232
4.000%, 07/01/2029	225	230
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,406
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,457
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,420
5.000%, 02/01/2052	1,785	1,652
5.000%, 02/01/2062	815	738
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,207
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	283
4.000%, 10/01/2026	300	296
4.000%, 10/01/2027	125	123
4.000%, 10/01/2028	250	243

		51,514

Total Municipal Bonds
(Cost $1,806,675) ($ Thousands)		1,733,685

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	944,011	944

Total Cash Equivalent
(Cost $944) ($ Thousands)		944

Total Investments in Securities — 98.9%
(Cost $1,807,619) ($ Thousands)		$1,734,629

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $1,753,414 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $32,833 ($ Thousands), representing 1.9% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.
(E)	Zero coupon security.
(F)	Security is in default on interest payment.
(G)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,733,685	–	1,733,685
Cash Equivalent	944	–	–	944
Total Investments in Securities	944	1,733,685	–	1,734,629

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$682	$46,695	$(46,433)	$—	$—	$944	$12	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%
Alabama — 8.1%
Baptist Health, Health Care Authority, Ser B, RB
2.520%, 11/01/2042 (A)	$2,035	$2,035
Baptist Health, Health Care Authority, Ser B, RB, AGC
3.000%, 11/15/2037 (A)	1,325	1,325
Black Belt, Energy Gas District, RB
3.660%, 12/01/2048 (A)	13,510	13,486
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	3,940	3,925
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,273
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	2,001
4.000%, 12/01/2024	1,765	1,764
4.000%, 12/01/2025	7,520	7,500
4.000%, 10/01/2052 (A)	2,500	2,475
Black Belt, Energy Gas District, Sub-Ser, RB
3.953%, 07/01/2052 (A)	2,000	1,973
Columbia, Industrial Development Board, Alabama Power Company Project, RB
1.600%, 12/01/2037 (A)	4,000	4,000
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	551
4.000%, 12/01/2024	500	500
4.000%, 12/01/2025	730	730
4.000%, 12/01/2050 (A)	10,000	9,965
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	995
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	4,888
Southeast Alabama, Energy Authority, Cooperative District Project, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,320
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
3.610%, 06/01/2049 (A)	18,940	18,607
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	6,850	6,842
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
2.500%, 04/01/2049 (A)	2,500	2,465
Taylor-Ryan, Improvement District, RB
2.000%, 11/01/2035 (A)(B)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of South Alabama, RB
4.000%, 04/01/2023	$425	$427

		89,147

Alaska — 0.4%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,065
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	700
Northern Alaska, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2024	600	613
4.000%, 06/01/2023	500	502

		3,880

Arizona — 1.0%
Arizona State, Health Facilities Authority, Ser B, RB
2.100%, 01/01/2046 (A)	1,000	965
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2024	200	205
5.000%, 02/01/2025	450	470
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
5.000%, 06/01/2049 (A)	1,680	1,705
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,485
Maricopa County, Industrial Development Authority, Banner Health, RB
2.420%, 01/01/2035 (A)	3,765	3,749
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	1,025

		11,604

California — 2.7%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
0.000%, 09/01/2023 (C)	1,500	1,467
Bay Area, Toll Authority, RB
2.130%, 04/01/2056 (A)	1,250	1,251
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	539

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	$450	$455
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.000%, 10/01/2023 (C)	1,120	1,093
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
2.200%, 08/01/2047 (A)	2,500	2,463
California State, Municipal Finance Authority, Republic Services Project, AMT, RB
3.875%, 07/01/2041 (A)	6,300	6,309
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(D)	1,500	1,408
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	1,985
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	1,780	1,867
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB, AGM
0.010%, 07/01/2041 (A)	1,925	1,925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
2.650%, 07/01/2040 (A)	4,025	4,025
Cathedral, Redevelopment Agency, Successor Agency, TA
4.000%, 08/01/2023	100	101
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	249
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2024	965	992
Los Angeles, RB
4.000%, 06/29/2023	1,000	1,009
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	457
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (C)	200	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2023	$1,240	$1,246
5.000%, 04/01/2024	1,100	1,119

		30,149

Colorado — 1.8%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,145	1,178
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,082
Colorado State, Health Facilities Authority, RB
5.000%, 11/01/2024	850	878
5.000%, 11/01/2025	350	367
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A, RB
1.550%, 04/01/2023	4,475	4,458
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	2,000	2,099
E-470, Public Highway Authority, Ser B, RB
2.903%, 09/01/2039 (A)	4,500	4,456
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	357
5.000%, 07/15/2024	615	625
5.000%, 01/15/2025	300	307
5.000%, 07/15/2025	440	453
3.000%, 01/15/2026	405	395
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,773

		21,428

Connecticut — 2.8%
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	552
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, RB
1.100%, 07/01/2048 (A)	3,000	2,987
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,965
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023 (E)	500	511

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	$500	$473
0.250%, 05/15/2024	750	719
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,321
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,314
Connecticut State, Housing Finance Authority, Ser A4, RB
2.150%, 11/15/2050 (A)	5,500	5,474
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	585	588
Connecticut State, Ser D, GO
5.000%, 09/15/2024	2,250	2,344
5.000%, 09/15/2025	1,500	1,594
Connecticut State, SIFMA Index Project, Ser A, GO
2.840%, 03/01/2025 (A)	1,815	1,836
2.800%, 03/01/2024 (A)	2,155	2,177

		29,855

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,820

District of Columbia — 1.3%
District of Columbia, Hospital Refunding, Childrens Hospital, RB
5.000%, 07/15/2023	515	521
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,896
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
0.700%, 06/01/2024 (A)	2,690	2,654
District of Columbia, Housing Finance Agency, Strand Residences Project, RB
2.500%, 02/01/2039 (A)	500	497
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2023	5,225	5,303

		15,871

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 2.5%
Capital Trust Agency, College Park Towers Apartments Project, RB
1.250%, 05/01/2024 (A)	$1,500	$1,489
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	5,815	6,045
Gainesville, Utilities System Revenue Authority, Ser B, RB
1.400%, 10/01/2042 (A)	11,300	11,300
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	637
5.000%, 10/01/2024	1,500	1,562
5.000%, 10/01/2025	1,375	1,460
5.000%, 10/01/2026	1,250	1,352
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	839
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
0.250%, 12/01/2023 (A)	1,000	1,000
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
2.225%, 11/01/2048 (A)	500	480
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	647
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	226
4.000%, 10/01/2025	235	236
Tender Option Bond Trust Receipts, Ser 2022-XF3058, RB
2.070%, 08/01/2039 (A)(B)(D)	2,000	2,000

		29,273

Georgia — 4.6%
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,743
2.750%, 12/01/2032 (A)	2,075	2,071
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.875%, 12/01/2049 (A)	4,000	3,945
2.250%, 10/01/2032 (A)	1,500	1,489
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	549

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	$2,125	$2,056
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2024	1,100	1,101
4.000%, 03/01/2026	500	504
4.000%, 09/01/2026	415	418
4.000%, 04/01/2048 (A)	6,885	6,911
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	665
4.000%, 08/01/2049 (A)	7,250	7,297
3.510%, 04/01/2048 (A)	4,150	4,128
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,505
4.000%, 08/01/2052 (A)(D)	1,000	951
Georgia State, Main Street Natural Gas, Ser E, RB
2.420%, 08/01/2048 (A)	1,500	1,485
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	11,025	11,065
Georgia State, Municipal Electric Authority, Project One, Sub-Ser, RB
5.000%, 01/01/2023	1,000	1,002
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	704

		49,589

Guam — 0.1%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2023	1,000	1,012

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	200	202
4.000%, 09/01/2025	410	416
4.000%, 09/01/2026	425	431

		1,049

Illinois — 3.8%
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,952
Chicago, O'Hare International Airport, RB
5.000%, 01/01/2023	875	877
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	561

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Ser 2002B-REMK, GO
5.000%, 01/01/2025	$1,000	$1,013
Chicago, Ser A, GO
5.000%, 01/01/2024	1,900	1,916
Chicago, Ser C, GO
5.000%, 01/01/2024	1,750	1,765
Chicago, Special Assessment Revenue, Lakeshore East Project, SAB
1.990%, 12/01/2023 (D)	280	273
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	30
Cook County, High School District No. 207, Ser A, GO
4.000%, 12/01/2022	1,000	1,000
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,559
4.000%, 12/01/2024	1,605	1,635
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	522
Geneva City, GO
4.000%, 02/01/2026	400	412
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	3,557
Illinois State, Finance Authority, Advocate Health Care, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (F)	600	607
Illinois State, Finance Authority, Field Museum of Natural History, RB
3.867%, 11/01/2034 (A)	1,970	1,960
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,539
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	254
Illinois State, GO
5.000%, 07/01/2023	420	424
5.000%, 08/01/2023	1,075	1,087
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	969
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB
2.850%, 05/15/2050 (A)(B)	1,000	1,001

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Ser H, RB, GNMA/FNMA/FHLMC
3.470%, 10/01/2053 (A)	$2,000	$2,005
Illinois State, Ser A, GO
5.000%, 03/01/2023	1,000	1,004
5.000%, 03/01/2024	2,500	2,547
Illinois State, Ser B, GO
5.000%, 05/01/2023	1,000	1,007
5.000%, 03/01/2024	4,250	4,329
Illinois State, Ser D, GO
5.000%, 11/01/2024	255	262
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,536
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	45	47
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	1,000	1,016
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	200
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	751
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2023	1,270	1,284
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,038
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	204
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	225
4.000%, 12/30/2023	250	253
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	200
3.000%, 12/01/2023	220	220

		43,041

Indiana — 3.1%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	200
3.000%, 07/15/2023	200	200
3.000%, 01/15/2024	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	$500	$513
4.000%, 08/01/2025	810	835
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,003
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,746
Indiana State, Housing & Community Development Authority, Bradford Lakes Apartments Project, RB
4.500%, 04/01/2025 (A)	3,000	3,038
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,416
5.000%, 06/01/2025	650	682
Indianapolis, Local Public Improvement Bond Bank, Ser D, AMT, RB
5.000%, 01/01/2026	750	762
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (C)	3,000	2,809
Marion, High School Building, Ser A, RB
4.000%, 01/15/2023	230	230
Rockport City, Indiana Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,492
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,941

		35,117

Kansas — 1.0%
Kansas State, Department of Transportation, Ser C, RB
3.384%, 09/01/2024 (A)	2,500	2,500
3.284%, 09/01/2023 (A)	7,525	7,529
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,215	1,276

		11,305

Kentucky — 2.0%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,380	2,482

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	$1,500	$1,445
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,454
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 12/01/2022	2,000	2,000
Louisville & Jefferson County, Metropolitan Government & Health System, Norton Healtcare, Inc., RB
5.000%, 10/01/2047 (A)	1,000	1,011
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	5,949
Rural, Water Financing Agency, RB
0.400%, 05/01/2023	2,135	2,109

		22,450

Louisiana — 2.4%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.167%, 05/01/2043 (A)	1,985	1,926
0.600%, 05/01/2043 (A)	4,640	4,579
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,859
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,300	1,389
5.000%, 08/15/2027	1,000	1,083
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,236
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,029
Louisiana State, Stadium & Exposition District, RB
4.000%, 07/03/2023	1,500	1,505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	$8,000	$7,738
2.100%, 06/01/2037 (A)	3,000	2,901

		26,245

Maryland — 1.6%
Maryland State, Community Development Administration, South Street Senior, LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,961
Maryland State, Community Development Administration, Woodside Gardens, Ser A, RB
1.330%, 01/01/2024 (D)	4,000	3,874
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,499
Maryland State, Ser A-BID, GO
5.000%, 08/01/2025	3,000	3,187
Montgomery County, Trinity Health Credit Group Project, RB
2.580%, 12/01/2041 (A)	2,000	2,000

		17,521

Massachusetts — 2.1%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	357
5.000%, 04/01/2025	400	421
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2023	2,400	2,445
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	2,200	2,311
2.450%, 07/01/2049 (A)(D)	6,250	6,187
Massachusetts State, Development Finance Agency, Salem Heights II Preservation Accociates, Ser B, RB
0.250%, 07/01/2024 (A)	1,000	982
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,034
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,169
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	733

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	$435	$469
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	591
5.000%, 07/01/2025	850	882
5.000%, 07/01/2026	1,000	1,050
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
2.300%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB
0.450%, 12/01/2024	1,000	946
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,289

		23,191

Michigan — 2.1%
Birmingham, School District, RB
4.000%, 05/01/2025	1,080	1,086
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,232
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	972
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2023	585	592
Michigan State, Finance Authority, Local Government Loan Program, RB, AGM
5.000%, 07/01/2023	1,335	1,354
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	3,836
Michigan State, Housing Development Authority, Cambridge Square of Flint Apartments, RB
1.500%, 11/01/2023 (A)	3,000	2,979
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,117
Saline, Area Schools, Ser III, GO, Q-SBLF
5.000%, 05/01/2023	1,035	1,045
5.000%, 05/01/2024	1,050	1,083
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
1.910%, 10/15/2051 (A)(D)	300	300
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/2022	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	$1,900	$1,983

		23,579

Minnesota — 0.7%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	292
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
5.000%, 01/01/2023	400	401
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	352
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	575	523
1.050%, 07/01/2026	1,160	1,061
0.950%, 01/01/2026	1,155	1,069
0.875%, 07/01/2025	1,145	1,072
0.800%, 01/01/2025	570	540
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,508
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (C)	1,400	1,317

		8,135

Mississippi — 1.0%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
3.875%, 05/01/2037 (A)	5,175	5,189
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2023	855	869
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,873
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,328

		10,259

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 1.4%
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	$215	$221
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,572
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	510	542
Missouri State, Public Utilities Commission, RB
0.750%, 08/01/2023	5,000	4,907

		15,242

Nebraska — 0.6%
Gretna, COP
5.000%, 12/15/2025	2,000	2,081
Nebraska State, Public Power District, Ser A, RB
0.600%, 01/01/2051 (A)	4,200	4,142

		6,223

New Jersey — 6.7%
Bayonne, GO, AGM
0.000%, 07/01/2023 (C)	1,000	984
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	479
Hopewell, GO
4.000%, 09/27/2023	8,805	8,918
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,007
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	989
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,284
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,735
5.250%, 04/01/2027 (A)	3,320	3,598
5.000%, 06/15/2023	455	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2023	$760	$775
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,590	1,598
3.100%, 09/01/2025 (A)	1,050	1,053
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GGG, RB
5.250%, 09/01/2023 (D)	3,500	3,563
New Jersey State, Economic Development Authority, Transit Corp. Project, Ser B, RB
5.000%, 11/01/2024	14,780	15,324
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,965
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB
3.125%, 02/01/2025 (A)	5,620	5,561
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,117
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2025	2,000	2,021
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.500%, 12/15/2022	1,000	1,001
5.250%, 12/15/2023	1,345	1,378
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/2023	500	511
New Jersey State, Turnpike Authority, Ser C, RB
3.484%, 01/01/2023 (A)	2,665	2,665
New Jersey State, Turnpike Authority, Ser D1, RB
3.584%, 01/01/2024 (A)	1,550	1,556
Newark, Board of Education, GO
5.000%, 07/15/2024	600	620
Newark, Ser A, GO
5.250%, 07/15/2024	1,000	1,036
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,556
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,099

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Newark, Ser D, GO
4.000%, 09/29/2023	$1,500	$1,508
Passaic, Ser A, GO
5.000%, 08/01/2024	695	719
5.000%, 08/01/2025	700	737
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2023	1,250	1,261
5.000%, 06/01/2024	3,000	3,078

		76,156

New Mexico — 0.1%
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	613

New York — 12.8%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	3,535	3,569
Canastota, Central School District, GO
4.000%, 06/28/2023	1,100	1,107
Connetquot, Central School District of Islip, RB
4.000%, 06/28/2023	17,975	18,079
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
2.250%, 10/01/2045 (A)(B)(D)	1,945	1,945
Greater Southern Tier, Board of Cooperative Educational Services District, RB
4.000%, 06/30/2023	10,655	10,696
Kenmore-Tonawanda, Union Free School District, GO
4.000%, 06/28/2023	3,855	3,877
Long Island, Power Authority, RB
3.634%, 05/01/2033 (A)	250	250
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,294
Long Island, Power Authority, Ser B, RB
1.650%, 09/01/2049 (A)	2,945	2,844
0.850%, 09/01/2050 (A)	2,000	1,822
Metropolitan New York, Transportation Authority, Ser 2012G, RB
1.300%, 11/01/2032 (A)(B)	7,200	7,200
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	2,100	2,106
Metropolitan New York, Transportation Authority, Ser D, RB
2.883%, 11/01/2035 (A)	2,700	2,634
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
3.109%, 11/01/2032 (A)	1,000	982

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2022	$400	$400
5.000%, 12/01/2023	400	406
5.000%, 12/01/2024	550	566
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,089
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	760
New York City, Housing Development Authority, RB
1.100%, 11/01/2059 (A)	12,500	12,101
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	3,000	2,766
New York City, Housing Development Authority, Ser S, RB
2.100%, 11/01/2058 (A)	440	438
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	766
New York City, Ser 3-REM, GO
2.050%, 04/01/2042 (A)	1,500	1,500
New York City, Ser C, GO, AGC
2.690%, 10/01/2027 (A)	4,275	4,275
New York City, Sub-Ser A-4, GO, AGM
2.650%, 08/01/2026 (A)	1,450	1,450
New York City, Water & Sewer System, Sub-Ser, RB
2.050%, 06/15/2033 (A)	1,000	1,000
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,847
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2024	1,025	1,063
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	1,955
0.850%, 11/01/2024	3,890	3,676
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
0.750%, 05/01/2025	3,500	3,278
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	5,000	4,824

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	$250	$250
5.000%, 12/01/2023	1,215	1,232
5.000%, 12/01/2026	1,000	1,037
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,833
5.000%, 12/01/2024	900	932
5.000%, 12/01/2025	800	839
5.000%, 12/01/2026	1,000	1,041
New York State, Urban Development, Ser A, RB
Pre-Refunded @ 100
5.000%, 03/15/2023 (F)	1,370	1,380
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
2.300%, 05/01/2047 (A)(D)	4,000	4,000
Onondaga County, Industrial Development Agency, Baldwinsville Senior Housing Preservation Project, Ser Senior HSG, RB
4.000%, 12/01/2024 (A)	5,950	5,983
Oyster Bay, GO
3.000%, 03/09/2023	4,000	4,007
South Huntington, Union Free School District, GO
4.000%, 06/28/2023	2,345	2,359
Tender Option Bond Trust Receipts, Ser 2021-XF1125, RB
1.910%, 05/15/2051 (A)(D)	200	200
Tender Option Bond Trust Receipts, Ser 2021-XG0321, RB
1.910%, 03/15/2048 (A)(D)	1,503	1,503
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2024	5	5
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,181
Utility Debt Securitization Authority, Ser A, RB
5.000%, 06/15/2026	525	544
Yonkers, Ser A, GO
5.000%, 09/01/2023	1,000	1,018
4.000%, 02/15/2023	265	266
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	588
5.000%, 09/01/2025	750	794
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2023	$690	$704
5.000%, 10/15/2024	500	521
5.000%, 10/15/2025	500	530

		141,593

North Carolina — 2.1%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	940
Columbus County, Industrial Facilities & Pollution Control Financing Authority, Internal Paper Company Project, RB
1.375%, 05/01/2034 (A)	1,000	931
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,874
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	18,625	19,064

		22,809

North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	951
Larimore, GO
0.850%, 05/01/2024	1,700	1,622

		2,573

Ohio — 3.4%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,789
American Municipal Power, Columbus Pioneer Village, BAN
1.250%, 12/01/2022	315	315
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,005
1.000%, 02/15/2048 (A)	1,465	1,404
American Municipal Power, Freemont Energy Center Project, RB
5.000%, 02/15/2023	500	502
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	980	1,006
American Municipal Power, Wapakoneta Project, RB
3.500%, 06/22/2023	1,000	1,002
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	910	938

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Coshocton County, GO
2.875%, 07/07/2023	$1,000	$998
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Fairview Park, City School District, GO
0.000%, 12/01/2022 (C)	515	515
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,790
Lorain County, Ser A, GO
2.500%, 05/03/2023	1,455	1,453
Newark, GO
4.000%, 09/26/2023	1,000	1,007
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,888
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,492
Ohio State, Cleveland Clinic Health System Obligated Group, RB
2.250%, 01/01/2052 (A)	3,000	3,000
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	394
Ohio State, Housing Finance Agency, Post Oak Station, RB
3.350%, 07/01/2025 (A)	2,865	2,847
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	622
Ohio State, University Hospital Project, RB
5.000%, 01/15/2023	200	201
5.000%, 01/15/2024	200	205
2.200%, 01/15/2049 (A)	1,500	1,500
Ohio State, University Hospital Project, Ser D, RB
5.000%, 01/15/2039 (A)	1,275	1,298
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
3.000%, 05/01/2023	5,000	4,978
Sandusky, Ohio Justice Center Construction, GO
5.000%, 09/07/2023	1,000	1,009

		38,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.9%
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
1.625%, 07/06/2023	$3,340	$3,282
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
2.400%, 08/15/2031 (A)	800	800
2.320%, 08/15/2031 (A)	2,110	2,110
Osage County, Industrial Authority, RB
2.000%, 09/01/2023	2,000	1,976
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
1.890%, 09/01/2045 (A)(B)(D)	1,365	1,365

		9,533

Oregon — 0.9%
Deschutes & Jefferson Counties, School District, GO
0.000%, 06/15/2024 (C)	470	449
Gilliam County, Solid Waste Disposal, Waste Management Project, AMT, RB
3.000%, 08/01/2025 (A)	4,400	4,394
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	1,655	1,536
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
2.400%, 12/01/2040 (A)	4,000	3,970
Port of Morrow, Ser A, GO
4.000%, 06/01/2023	300	302
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	279
Salem Hospital, Facility Authority, RB
5.000%, 05/15/2025	130	130

		11,060

Pennsylvania — 5.3%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, RB
5.000%, 07/15/2023	1,315	1,333
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
2.270%, 11/15/2024 (A)	1,000	991
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.600%, 11/15/2047 (A)	3,000	2,918

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Bethlehem, School District Authority, RB
2.909%, 07/01/2031 (A)	$965	$933
Central Bradford, Progress Authority, Guthrie Clinic Project, RB
2.420%, 12/01/2041 (A)	1,165	1,165
Kiski, School District, GO, BAM
5.000%, 03/01/2024	550	566
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	259
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	604
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	965
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
4.500%, 11/01/2035 (A)	1,000	1,000
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	103
2.000%, 02/01/2023	200	200
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,287
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,651
Pennsylvania State, Economic Development Financing Authority, Republic Services Project, AMT, RB
3.600%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
2.250%, 06/01/2041 (A)	500	481
1.750%, 08/01/2038 (A)	7,250	6,945
Pennsylvania State, GO
5.000%, 10/01/2024	2,750	2,871
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	6,140	6,216
Pennsylvania State, Housing Finance Agency, RB
1.500%, 07/01/2024 (A)	4,000	3,960
1.250%, 02/01/2025 (A)	4,000	3,904
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, RB
1.810%, 12/01/2039 (A)(B)	$700	$700
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,535	1,575
4.000%, 12/01/2025	820	843
2.450%, 12/01/2023 (A)	2,500	2,500
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,000	1,066
Pennsylvania State, Turnpike Commission, Ser A-2, RB
5.000%, 12/01/2024	35	37
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,518
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2023	3,000	3,053
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
2.500%, 09/01/2040 (A)	2,000	1,998
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	136
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
1.890%, 09/01/2037 (A)(B)(D)	1,250	1,250
University of Pittsburgh, Commonwealth System of Higher Education, RB
2.210%, 02/15/2024 (A)	2,850	2,849
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	492

		59,349

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	144

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building, RB
4.500%, 05/15/2023	2,000	2,015
Rhode Island State, Housing & Mortgage Finance, Ser S, RB
0.450%, 10/01/2040 (A)	750	730
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/2023	2,475	2,478

		5,223

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.5%
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	$525	$540
Tender Option Bond Trust Receipts, Ser 2022-XG0419, RB, AGM
1.970%, 12/01/2052 (A)(D)	5,000	5,000

		5,540

Tennessee — 0.4%
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2024	1,000	1,012
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB
3.950%, 12/01/2027 (A)	500	503
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	750	781
5.250%, 12/01/2026	700	720
4.000%, 09/01/2024	500	503
Tennessee State, Energy Acquisition, Gas Project, Ser A, RB
4.000%, 05/01/2048 (A)	785	786

		4,305

Texas — 10.0%
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,971
Arlington, Housing Finance, RB
3.500%, 11/01/2043 (A)	11,000	11,017
Beaumont, GO
5.000%, 03/01/2024	265	273
Cameron County, Housing Finance, RB
3.500%, 12/01/2024 (A)	1,000	999
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,538
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	943
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	360
Coastal Bend, Health Facilities, Ser B, RB, AGM
2.700%, 07/01/2031 (A)	2,125	2,125
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,435	1,373
Dallas, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	$1,500	$1,559
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,040
5.000%, 11/01/2026	1,250	1,348
5.000%, 11/01/2027	1,750	1,911
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,985	1,977
East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2023	390	396
5.000%, 09/01/2025	295	307
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	780	724
0.720%, 08/01/2051 (A)	860	771
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,419
Georgetown, Independent School District, Ser B-REMK, GO, PSF-GTD
2.500%, 08/01/2044 (A)	1,280	1,276
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2023	455	457
5.000%, 03/01/2024	850	866
5.000%, 03/01/2025	450	462
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,086
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	1,625	1,684
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	924
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
2.650%, 07/01/2031 (A)	2,800	2,800
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB
3.500%, 08/01/2025 (A)	1,753	1,753
Houston, Airport System Revenue, Ser D, RB
5.000%, 07/01/2023	1,500	1,520
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,486

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Irving, Hospital Authority, Baylor Scott & White Medical Center, RB
2.950%, 10/15/2044 (A)	$1,275	$1,275
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	975
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,111
Midland County, Public Facility, RB
0.350%, 06/01/2024 (A)	1,000	985
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,954
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,260
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	316
3.000%, 08/15/2024	325	326
3.000%, 08/15/2025	335	335
North Texas, Tollway Authority, RB
5.000%, 01/01/2023	185	185
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,450	1,484
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2025	2,205	2,209
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
0.350%, 09/01/2023 (A)	1,500	1,489
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	331
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	213
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,033
San Antonio, Electric & Gas Systems Revenue, RB
3.370%, 02/01/2048 (A)	2,500	2,500
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,473
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,152
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	995
San Antonio, Water System, Ser B-REM, RB
2.500%, 05/01/2044 (A)	6,850	6,819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	$1,900	$1,896
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2052 (A)	1,000	1,057
Tender Option Bond Trust Receipts, Ser 2021-MS0002, RB
2.150%, 06/15/2056 (A)(B)(D)	5,000	5,000
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
2.150%, 07/01/2061 (A)(D)	1,000	1,000
Texas State, Department of Housing & Community Affairs, RB
0.700%, 08/01/2040 (A)	1,830	1,792
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
2.906%, 12/15/2026 (A)	1,405	1,378
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
2.863%, 09/15/2027 (A)	3,060	2,918
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	1,800	1,801
5.000%, 12/15/2023	500	506
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2023	1,400	1,403
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2023	235	238
4.500%, 08/15/2024	245	252
4.500%, 08/15/2025	250	261

		114,809

Utah — 0.0%
Vineyard Redevelopment Agency, TA, AGM
5.000%, 05/01/2023	400	404

Virginia — 1.8%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,034
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,927
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,299

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	$6,050	$5,987
Mizuho Floater, Ser 2020-MIZ9025, RB
1.470%, 11/01/2035 (A)(B)(D)	4,300	4,300

		19,547

Washington — 1.0%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
2.050%, 11/01/2045 (A)	6,000	5,833
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser S, RB
2.300%, 11/01/2045 (A)	1,525	1,525
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,587
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,538
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	918
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	126
5.000%, 05/01/2024	160	164
Washington State, Ser R-C, GO
5.000%, 07/01/2025	1,515	1,536

		13,227

West Virginia — 1.1%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,460
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	9,859

		12,319

Wisconsin — 3.4%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,081
Fort Atkinson, School District, RB
4.000%, 06/22/2023	1,000	1,002
Precision Metalforming Association, Levy & Aid Anticipation Notes Program, Ser A, RB
4.000%, 03/01/2023	1,000	1,004
4.000%, 04/19/2023	1,000	1,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Precision Metalforming Association, Levy & Aid Anticipation Notes Program, Ser B, RB
4.000%, 04/05/2023	$550	$552
4.000%, 08/24/2023	500	504
Wisconsin State, Health & Educational Facilities Authority, Marshfield Clinic Health System, RB
2.420%, 02/15/2053 (A)	1,000	1,000
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,160
0.650%, 03/01/2025	1,700	1,603
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (A)	600	563
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,000
Wisconsin State, Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	9,385
1.100%, 04/01/2033 (A)	3,000	2,669
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	6,500	6,684
5.000%, 05/01/2027	8,425	9,228

		38,440

Multi-State — 0.7%
JPMorgan Chase Putters, Ser 5027, AMT, RB
2.030%, 03/20/2024 (A)(D)	8,000	8,000

Total Municipal Bonds
(Cost $1,139,084) ($ Thousands)		1,113,957

COMMERCIAL PAPER — 1.8%
North Texas, Municipal Water District
3.400%, 12/15/2022 (G)	5,125	5,126
3.400%, 12/15/2022 (G)	5,000	5,001
3.400%, 12/15/2022 (G)	4,555	4,556
3.350%, 12/15/2022 (G)	5,350	5,352

Total Commercial Paper
(Cost $20,030) ($ Thousands)		20,035

Total Investments in Securities — 101.1%
(Cost $1,159,114) ($ Thousands)		$1,133,992

Percentages are based on Net Assets of $1,121,913 ($ Thousands).

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Short Duration Municipal Fund (Concluded)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $54,288 ($ Thousands), representing 4.8% of the Net Assets of the Fund.

(E)	Security is escrowed to maturity.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(G)	Interest rate represents the security's effective yield at the time of purchase.

As of November 30, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.4%
California — 97.4%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,445
5.000%, 09/02/2025	990	1,049
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,091
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,179
5.000%, 02/01/2028	4,000	4,431
Bakersfield, Wastewater Revenue, Ser A, RB
5.000%, 09/15/2029	1,250	1,331
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,933
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	446
5.000%, 04/01/2030	425	477
5.000%, 04/01/2031	470	533
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	425
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2026	650	691
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023 (B)	830	847
California State, GO
5.000%, 08/01/2026	6,000	6,517
5.000%, 08/01/2027	3,000	3,257
5.000%, 08/01/2028	2,665	2,944
5.000%, 08/01/2031	5,000	5,510
5.000%, 11/01/2031	7,500	8,732
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,414
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,652

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	$1,200	$1,237
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
5.000%, 11/15/2024	1,000	1,002
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,539
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,640
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	1,998
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,112
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	540
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	954	926
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,427	1,385
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,486
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,435
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	586
5.000%, 11/01/2032	850	933
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	500	513
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,143

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	$1,000	$1,031
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	517
5.000%, 07/01/2027	1,170	1,235
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	469
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,269
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,053
5.000%, 06/30/2029	1,300	1,368
5.000%, 12/31/2029	1,000	1,052
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	527
5.000%, 06/01/2026	310	333
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	764
5.000%, 05/15/2030	900	991
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	528
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	2,000	1,877
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,098
California State, Public Works Board, Various Capital Projects, Ser B, RB
5.000%, 10/01/2028	2,005	2,219
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (C)	760	769
5.000%, 08/01/2023 (B)(C)	65	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	$500	$508
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,539
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	952
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,206
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,580
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,457
5.000%, 03/01/2029	1,300	1,478
5.000%, 10/01/2030	1,230	1,411
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,176
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,873
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,234
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,051
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,360	1,172
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,584
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (B)	3,365	3,565
5.000%, 06/01/2026 (B)	1,500	1,621
5.000%, 06/01/2027 (B)	5,000	5,507
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	2,275	2,522
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	762

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/01/2025	$1,000	$1,063
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	652
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,047
5.000%, 05/01/2026	500	531
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	449
5.000%, 08/01/2025	570	599
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,075
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,168
5.000%, 05/15/2027	2,000	2,147
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,498
Long Beach, Marina Revenue, RB
5.000%, 05/15/2023	700	706
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	634
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,088
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser D, RB
5.000%, 05/15/2025	1,170	1,237
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,635
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,962
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,055
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,527

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 05/15/2028	$1,000	$1,080
5.000%, 05/15/2029	3,000	3,259
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,063
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,126
5.000%, 07/01/2026	1,000	1,085
5.000%, 07/01/2029	3,940	4,507
5.000%, 07/01/2031	5,000	5,851
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,114
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,010
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,205	1,196
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,132
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,046
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,102
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	592
5.000%, 10/01/2026	500	538
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,052
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2025	1,000	1,060
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,076
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,131
5.000%, 12/01/2029	500	575
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	921

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	$1,000	$1,082
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,121
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,043
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	519
5.000%, 07/01/2026	400	419
5.000%, 07/01/2027	500	530
5.000%, 07/01/2028	1,000	1,058
5.000%, 07/01/2031	5,000	5,440
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,251
San Diego County, Water Authority, Sub-Ser S1, RB
5.000%, 05/01/2028	2,500	2,802
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,089
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	341
5.000%, 10/15/2030	400	461
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	1,000	1,066
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,179
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,146
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,615
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,054

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	$2,500	$2,883
5.000%, 05/01/2032	2,500	2,865
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,034
5.000%, 03/01/2026	1,780	1,858
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	563
5.000%, 03/01/2030	700	797
5.000%, 03/01/2031	860	990
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,093
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	965
3.000%, 08/01/2033	2,580	2,453
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,522
Solano County, COP
5.000%, 11/01/2025	700	747
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	928
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,057
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,070
5.000%, 09/01/2027	1,000	1,070
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	612
4.000%, 08/01/2028	435	459
4.000%, 08/01/2029	735	781
4.000%, 08/01/2030	1,320	1,404
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,071
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,016
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	546

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	$2,000	$2,070
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,313
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,355
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,055
5.000%, 04/01/2028	2,000	2,119
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,307

Total Municipal Bonds
(Cost $281,533) ($ Thousands)		265,551

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	4,726,252	4,726

Total Cash Equivalent
(Cost $4,726) ($ Thousands)		4,726

Total Investments in Securities — 99.1%
(Cost $286,259) ($ Thousands)		$270,277

Percentages are based on Net Assets of $272,680 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $2,712 ($ Thousands), representing 1.0% of the Net Assets of the Fund.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	265,551	–	265,551
Cash Equivalent	4,726	–	–	4,726
Total Investments in Securities	4,726	265,551	–	270,277

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$591	$19,942	$(15,807)	$—	$—	$4,726	$16	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.2%
Massachusetts — 99.2%
Boston, Ser A, GO
4.000%, 11/01/2031	$1,500	$1,624
Hingham, GO
4.000%, 02/15/2030	340	363
4.000%, 02/15/2031	320	340
Lowell, GO
5.000%, 09/01/2027	1,520	1,673
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	588
5.250%, 07/01/2031	750	895
5.000%, 07/01/2026	1,000	1,080
5.000%, 07/01/2027	1,500	1,650
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,168
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,071
5.000%, 08/01/2030	1,315	1,528
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	907
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,088
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,127
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,110
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,233
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	203
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,134
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	636
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	$200	$210
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,104
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	525
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	516
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	533
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	516
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	215
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,077
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,205
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	776
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,028
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	441
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,031
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2025	1,000	1,058

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	$500	$529
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2050 (B)	1,000	1,111
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	517
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	408
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	872
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,051
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	708
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	228
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	908
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	412
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	580
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	472
5.000%, 07/01/2032	440	507
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,065
5.000%, 07/01/2029	840	903
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 07/01/2028	$1,250	$1,339
5.000%, 07/01/2029	500	543
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,059
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,074
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	538
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	1,250	1,351
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,081
5.000%, 07/01/2027	1,000	1,100
5.000%, 01/01/2028	1,500	1,665
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,952
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,076
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,214
5.000%, 09/01/2028	1,000	1,123
5.000%, 11/01/2030	1,000	1,162
5.000%, 11/01/2031	345	400
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2030	1,000	1,033
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,120
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,692
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,086
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,300
Worcester, GO
4.000%, 02/15/2030	285	298

Total Municipal Bonds
(Cost $70,801) ($ Thousands)		67,321

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Massachusetts Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	61,046	$61

Total Cash Equivalent
(Cost $61) ($ Thousands)		61

Total Investments in Securities — 99.3%
(Cost $70,862) ($ Thousands)		$67,382

Percentages are based on Net Assets of $67,839 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	67,321	–	67,321
Cash Equivalent	61	–	–	61
Total Investments in Securities	61	67,321	–	67,382

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$-	$6,568	$(6,507)	$—	$—	$61	$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.9%
Delaware — 3.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,121
5.000%, 01/01/2030	180	205
5.000%, 01/01/2031	115	133
5.000%, 01/01/2032	225	263
5.000%, 01/01/2033	225	261
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,024

		3,007

New Jersey — 82.8%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	854
Bergen County, GO
3.000%, 07/15/2029	1,000	1,002
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,295
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,021
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	439
5.000%, 01/15/2026	1,820	1,938
Carlstadt, School District, GO
5.000%, 05/01/2025	500	515
Essex County, GO
5.000%, 08/01/2025	2,500	2,652
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,079
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	418
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	529
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,045
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	536
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,054
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
5.000%, 07/01/2028	$1,755	$1,927
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	426
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
5.000%, 12/01/2027	1,000	1,089
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,368
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,118
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,952
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	723
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,072
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
5.000%, 03/01/2025	2,500	2,503
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,215
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,378
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,047
5.000%, 07/01/2033	350	391
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,047
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,450

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ser B, RB
5.000%, 03/01/2029	$4,000	$4,540
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,053
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,976
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	789
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Health System, RB
5.000%, 07/01/2031	725	821
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,140
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,012
5.000%, 07/01/2031	1,080	1,139
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,072
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	1,000	1,055
5.000%, 07/01/2032	1,225	1,387
5.000%, 07/01/2045 (A)	1,500	1,598
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,345
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
5.000%, 07/01/2026	940	961
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
Pre-Refunded @ 100
5.000%, 01/01/2024 (B)	60	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	$1,500	$1,500
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	733
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	759
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	532
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	758
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	221
5.000%, 07/01/2029	270	302
5.000%, 07/01/2030	260	290
5.000%, 07/01/2031	375	417
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,562
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,059
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,087
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,549
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,101
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,045
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,073
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,540
5.000%, 01/01/2029	960	1,057
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	743

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2024	$315	$326
5.000%, 06/15/2025	250	264
5.000%, 08/01/2027	545	575
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,071
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	556
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	385	390
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	536
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (B)	575	604
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	520
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	5	5
Township of Edison New Jersey, GO
3.000%, 03/15/2033	1,635	1,553
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	524

		82,418

New York — 11.1%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,138
5.000%, 11/01/2032	2,415	2,586
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2025	2,000	2,032
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,336

		11,092

Pennsylvania — 3.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,589
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,365

		2,954

Total Municipal Bonds
(Cost $104,362) ($ Thousands)		99,471

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	257,190	$257

Total Cash Equivalent
(Cost $257) ($ Thousands)		257

Total Investments in Securities — 100.2%
(Cost $104,619) ($ Thousands)		$99,728

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New Jersey Municipal Bond Fund (Concluded)

Percentages are based on Net Assets of $99,536 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	99,471	–	99,471
Cash Equivalent	257	–	–	257
Total Investments in Securities	257	99,471	–	99,728

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,992	$4,067	$(5,802)	$—	$—	$257	$7	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
New York — 99.7%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$994
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	447
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	370
5.000%, 08/01/2027	275	294
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	543
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,046
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	528
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	506
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	703
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	851
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,232
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,082
5.000%, 09/01/2027	1,000	1,101
1.000%, 09/01/2025	1,000	914
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,101
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,609
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,130
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,081
5.000%, 11/15/2026	1,000	1,030
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,075

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	$750	$792
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,128
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,525
4.000%, 11/15/2032	1,000	1,097
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,064
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,098
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2024	2,000	2,033
New York & New Jersey, Port Authority, Ser 205, RB
5.000%, 11/15/2028	1,685	1,859
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,630
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	500	461
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,087
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,926
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,094
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,161
New York City, Ser B-1, GO
5.000%, 08/01/2034	1,745	1,998
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,401
5.000%, 08/01/2032	3,345	3,812
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,098
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,129
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,559
5.000%, 04/01/2030	675	772

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2026	$500	$524
5.000%, 07/15/2028	1,080	1,186
5.000%, 07/15/2031	1,000	1,172
5.000%, 07/15/2033	1,630	1,861
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,343
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,319
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	507
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,047
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,033
5.000%, 07/01/2027	500	548
5.000%, 07/01/2030	1,095	1,220
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	1,859
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,013
5.000%, 07/01/2024	1,000	1,034
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	495	536
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,169
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,079
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	817
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,084
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2025 (B)	2,000	2,106
5.000%, 07/01/2025	500	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 07/01/2026	$1,100	$1,176
5.000%, 10/01/2029	2,500	2,720
5.000%, 03/15/2031	2,000	2,324
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,364
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026 (B)	2,400	2,579
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026 (B)	2,750	2,954
5.000%, 03/15/2032	1,500	1,763
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,608
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	462
4.000%, 07/01/2030	830	851
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,057
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
5.000%, 02/15/2028	850	937
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,488
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	1,805
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,222
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,084
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2032	1,000	1,041
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,064
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,295

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
5.000%, 03/15/2025	$1,695	$1,782
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,833
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	684
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	872
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	836
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	805
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,281
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,083
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,250
Triborough, Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels, RB
5.000%, 05/15/2035	500	569
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	778
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	270
5.000%, 07/01/2026	300	315
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,841

Total Municipal Bonds
(Cost $133,195) ($ Thousands)		127,351

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	99,009	$99

Total Cash Equivalent
(Cost $99) ($ Thousands)		99

Total Investments in Securities — 99.8%
(Cost $133,294) ($ Thousands)		$127,450

Percentages are based on Net Assets of $127,664 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	127,351	–	127,351
Cash Equivalent	99	–	–	99
Total Investments in Securities	99	127,351	–	127,450

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

New York Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$314	$9,852	$(10,067)	$—	$—	$99	$5	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
Pennsylvania — 98.6%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,438
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	1,500	1,647
5.000%, 02/01/2030	500	570
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	583
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,686
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,019
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,210
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,116
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	750	783
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,937
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
5.000%, 05/15/2033	525	527
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,079
Chester County, GO
4.000%, 07/15/2029	300	321
4.000%, 07/15/2030	250	267
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	194
5.000%, 09/01/2029	375	421
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,064
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	857
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	$220	$232
Daniel Boone, Area School District, GO
5.000%, 04/01/2026	780	821
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	617
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	504
5.000%, 07/01/2028	500	503
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	663
5.000%, 11/01/2026	425	459
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,113
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,425
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,100
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	674
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	565
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,057
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,045
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,037
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	812
5.000%, 11/01/2028	1,360	1,432
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	539
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	415
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,208

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	$1,300	$1,341
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	1,700	1,530
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,008
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2025	1,885	1,976
5.000%, 09/01/2026	690	724
5.000%, 09/01/2027	660	691
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	526
5.000%, 09/01/2028	1,500	1,628
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	750
Montgomery County, Ser C, GO
5.000%, 09/01/2030	500	571
Moon Area, School District, Ser A, GO
5.000%, 11/15/2025	1,000	1,044
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	435
5.000%, 07/01/2029	350	386
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	957
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	540
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,741
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	966
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,061
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 02/01/2025	1,000	1,034
5.000%, 10/15/2029	750	831

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 10/15/2030	$925	$1,037
Pennsylvania State, GO
5.000%, 09/15/2024	1,300	1,356
5.000%, 01/01/2026	5,000	5,337
5.000%, 05/01/2030	1,000	1,144
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,235
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	814
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,071
5.000%, 06/15/2028	1,500	1,634
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,607
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	939
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,098
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	552
Pennsylvania State, Housing Finance Agency, Ser 2022-139A, RB
4.250%, 10/01/2052	2,000	2,011
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,335
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,067
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,728
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	543
5.000%, 07/01/2028	400	439

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2027	$325	$353
5.000%, 12/01/2029	700	793
5.000%, 12/01/2030	1,875	2,176
5.000%, 12/01/2031	1,000	1,153
5.000%, 12/01/2032	2,000	2,323
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	640
5.000%, 12/01/2032	1,550	1,777
5.000%, 12/01/2033	375	436
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	574
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	549
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,197
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,034
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,648
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,111
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,357
5.000%, 08/01/2026	2,200	2,306
5.000%, 08/01/2027	1,705	1,835
5.000%, 10/01/2029	2,000	2,119
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,118
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	822
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,078
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	$400	$436
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,066
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,069
5.000%, 08/01/2027	1,000	1,079
5.000%, 05/01/2028	1,000	1,088
5.000%, 05/01/2031	1,000	1,121
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,417
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	792
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	511
5.000%, 11/01/2027	1,800	1,968
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,582
5.000%, 06/01/2034	800	919
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,097
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,114
Pittsburgh, GO
5.000%, 09/01/2027	415	455
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	438
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	672
Pittsburgh, School District, GO, AGM
5.000%, 09/01/2025	1,000	1,051
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,152
5.000%, 09/01/2029	750	845
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	507
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	287

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 10/01/2031	$325	$373
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,049
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,041
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	553
5.000%, 06/01/2025	500	526
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,161
5.000%, 06/01/2033	1,000	1,155
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,731
5.000%, 03/01/2027	1,000	1,088
5.000%, 03/01/2028	725	793
State College Area, School District, GO
5.000%, 05/15/2028	280	313
5.000%, 05/15/2029	375	419
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,076
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	1,225	1,272
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,036
5.000%, 08/15/2026	1,610	1,712

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	$1,000	$1,049

Total Municipal Bonds
(Cost $159,647) ($ Thousands)		153,142

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	1,290,944	1,291

Total Cash Equivalent
(Cost $1,291) ($ Thousands)		1,291

Total Investments in Securities — 99.4%
(Cost $160,938) ($ Thousands)		$154,433

Percentages are based on Net Assets of $155,347 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	153,142	–	153,142
Cash Equivalent	1,291	–	–	1,291
Total Investments in Securities	1,291	153,142	–	154,433

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,913	$10,514	$(11,136)	$—	$—	$1,291	$12	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 70.7%
Alabama — 2.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$707
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	3,250	3,389
Black Belt, Energy Gas District, Sub-Ser, RB
3.953%, 07/01/2052 (A)	1,000	987
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	856
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	12,867
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,545
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 06/01/2049 (A)	1,565	1,562
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (C)	855	733
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	6,065	5,018

		27,664

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	1
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,662

		3,663

Arizona — 1.1%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	$1,000	$712
5.000%, 01/01/2038	675	481
4.500%, 01/01/2040	965	562
4.500%, 01/01/2049	1,000	592
4.250%, 01/01/2039	1,000	642
4.250%, 01/01/2040	750	474
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)	3,000	2,100
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,513
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	400	410
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,413
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	928
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	265	227

		12,104

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	3,806
Cabot, Sales & Use Tax, Refunding and Improvement, Ser B, RB
5.000%, 12/01/2022	100	100

		3,906

California — 9.0%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2048 (E)(F)	2,000	962
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,933

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	$1,000	$852
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	874
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
5.000%, 08/01/2049 (C)	1,000	875
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
5.000%, 04/01/2042	5,200	5,470
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	366
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	980
California State, Municipal Finance Authority, Palomar Health, Ser A, RB, AGM
5.250%, 11/01/2052	1,500	1,584
California State, Pollution Control Financing Authority, AMT, RB
7.500%, 12/01/2040 (C)	750	492
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	175
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
6.750%, 12/01/2028 (C)	2,180	1,554
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,517
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,466
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	423
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	891
5.000%, 06/01/2051 (C)	1,000	875

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Essential Housing, Waterscape Apartments, Ser B-MEZZ, RB
4.000%, 09/01/2046 (C)	$425	$322
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,138
5.000%, 12/01/2041 (C)	2,500	2,499
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
0.000%, 09/01/2062 (C)(E)(F)	7,800	3,689
5.000%, 09/01/2037 (C)	2,900	2,685
4.000%, 07/01/2056 (C)	1,750	1,282
4.000%, 12/01/2056 (C)	500	347
4.000%, 02/01/2057 (C)	1,000	679
4.000%, 04/01/2057 (C)	500	335
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	6,000	6,104
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	843
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	741
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
2.650%, 12/01/2046 (C)	2,230	1,688
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,031
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	43,000	4,610
Golden State, Tobacco Securitization, Sub-Ser, RB
3.850%, 06/01/2050	2,500	2,253
Long Beach, Towne Center Project, SAB
5.400%, 10/01/2023	650	655
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/2041	10,000	11,060
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	1,001

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	$5,885	$7,133
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	10,040	1,542
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	5,777
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	2,821
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,034
5.000%, 09/01/2031	1,000	1,033
5.000%, 09/01/2032	1,000	1,032
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,097
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
5.000%, 08/01/2030	1,000	1,001
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,022
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,145
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	762
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,074

		96,724

Colorado — 2.1%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,410
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	462
5.000%, 12/01/2048	500	434
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	386
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	508
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	401

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	$515	$459
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2051 (E)(F)	2,000	1,028
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	422
Colorado State, Health Facilities Authority, Commonspirit Health, Ser A-, RB
4.000%, 08/01/2044	5,000	4,337
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	695
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2029	2,000	2,176
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,117
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,866
Great Western, Metropolitan District, GO
4.750%, 12/01/2050	1,000	838
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	496
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	815
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	183
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (B)	550	579
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
7.500%, 12/15/2047	1,090	1,114
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	776	636
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	830
Whispering Pines, Metropolitan District No. 1, Ser A, GO
5.000%, 12/01/2047	500	453

		23,645

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	$1,000	$902
5.000%, 09/01/2053 (C)	1,500	1,321
New Haven, Ser A, GO
5.000%, 08/01/2026	580	614

		2,837

Delaware — 1.1%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,935	1,851
3.167%, 10/01/2038 (A)(C)	10,965	9,327

		11,178

Florida — 1.9%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,333
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	365
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	135
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	861
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	2,711
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	369
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	512
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	454
Florida State, Village Community Development District No. 10, SAB
6.000%, 05/01/2044	1,865	1,875
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (C)	320	319
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (G)	$2,900	$1,959
Miami-Dade County, Transit System, RB
4.000%, 07/01/2045	3,000	2,867
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	990	990
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,620	3,618
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	631
4.000%, 05/15/2028	1,205	1,169
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	358

		20,676

Georgia — 2.2%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,044
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,000
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2052 (A)	6,000	6,189
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,650
5.000%, 01/01/2059	500	501
5.000%, 07/01/2060	5,000	5,002
5.000%, 01/01/2063	1,700	1,701
4.000%, 01/01/2049	1,000	900

		21,987

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	335	339

Illinois — 7.1%
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (G)	545	525
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2035	1,500	1,490

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser C, GO
5.250%, 12/01/2035	$2,500	$2,514
5.000%, 12/01/2026	1,000	1,012
5.000%, 12/01/2027	500	506
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	5,000	4,692
Chicago, Board of Education, Ser G, GO
5.000%, 12/01/2034	3,000	2,981
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
5.500%, 01/01/2034	1,750	1,765
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,171
Chicago, Project and Refunding, Ser 2005D, GO
5.500%, 01/01/2034	3,500	3,530
Chicago, Project and Refunding, Ser A, GO
6.000%, 01/01/2038	10,500	10,910
Chicago, River Point Plaza Redevelopment Project, COP
4.835%, 04/15/2028 (C)	1,400	1,379
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,618
Chicago, Ser A, GO
5.250%, 01/01/2033	2,000	2,007
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	250	197
Illinois State, Finance Authority, American Water Capital, RB
2.450%, 10/01/2039 (A)	1,250	1,112
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	741
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	857
5.000%, 02/15/2037 (D)	1,750	857
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (D)	1,000	490
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	526
Illinois State, GO
5.500%, 05/01/2030	2,000	2,182
5.500%, 07/01/2038	1,500	1,508
5.000%, 05/01/2026	4,500	4,569
5.000%, 02/01/2039	5,000	5,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, RB
5.000%, 06/15/2026	$2,000	$2,015
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,480
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,601
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,265
Illinois State, Sub-Ser D, RB
3.000%, 06/15/2031	3,005	2,751
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
0.000%, 06/15/2045 (G)	7,500	2,503
Village of Hillside, TA
5.000%, 01/01/2030	1,345	1,326
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	320
0.000%, 01/01/2031 (G)	300	221
0.000%, 01/01/2033 (G)	100	67

		77,706

Indiana — 1.2%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (B)	1,000	1,012
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012A, RB
4.250%, 11/01/2030	1,000	972
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012C, RB
3.000%, 11/01/2030	2,500	2,225
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	11,000	8,274

		12,483

Iowa — 0.3%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	85	84
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	603	628
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	1,150	1,142

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	$725	$761
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	1,490	163

		2,778

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	850
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	501
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	489
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	2,500	869

		2,709

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	841
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.000%, 11/15/2036	1,700	1,492
Scott County, School District Finance, RB, BAM
5.000%, 09/01/2041	5,000	5,450

		7,783

Louisiana — 0.3%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	900	906
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	500	378
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	800	790

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	$1,140	$1,103

		3,177

Maine — 0.2%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (C)(D)	2,000	24
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,602

		2,626

Maryland — 0.3%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	645
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
7.000%, 08/01/2048	1,500	1,586

		2,231

Michigan — 2.1%
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	3,800	2,787
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,078
Michigan State, Finance Authority, Local Government Loan Program, RB
4.500%, 10/01/2029	5,750	5,757
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	245
4.800%, 09/01/2040	185	153
4.300%, 09/01/2030	120	108
Michigan State, Finance Authority, RB
0.000%, 06/01/2045 (G)	5,000	1,053
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	21,000	2,376
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	1,690

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	$125,250	$5,605

		22,852

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	615	596
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	750
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	580
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	492
St. Cloud, Health Care Revenue, Centracare Health System, RB
4.000%, 05/01/2049	4,000	3,618
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	350	320

		6,356

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	883
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,163
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,370	2,408

		7,454

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,188

Nevada — 0.9%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)	3,000	2,672
5.125%, 12/15/2037 (C)	2,355	1,784

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	$10,000	$965
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (C)(G)	23,000	2,703

		8,124

New Jersey — 1.7%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,490
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,092
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	436
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,025
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	770	744
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
0.000%, 12/15/2030 (G)	1,000	712
New Jersey State, Transportation Trust Fund Authority, Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,275
New Jersey State, Transportation Trust Fund Authority, Fund Authority, Transportation Program, Ser CC, RB
5.500%, 06/15/2050	500	536
Newark, GO, NATL
0.000%, 04/01/2033 (G)	6,220	3,559
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,542

		18,411

New York — 8.4%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,506
Hempstead Town, Local Development, Acadamy Charter School Project, RB
4.600%, 02/01/2051	500	371
Hempstead Town, Local Development, Academy Christian School Project, RB
6.760%, 02/01/2048	1,000	1,052

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	$1,500	$1,266
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
8.625%, 03/01/2026 (A)	425	435
8.615%, 03/01/2025 (A)	400	407
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 08/01/2039	8,000	8,864
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-1, RB
5.500%, 11/01/2045	5,000	5,692
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	3,859
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	1,980
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	10
New York State, Dormitory Authority, Ser A, RB
4.000%, 03/15/2048	8,000	7,577
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,119
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	4,002
5.000%, 11/15/2044 (C)	10,750	10,122
New York State, Thruway Authority, Ser A, RB
5.000%, 03/15/2046	4,000	4,305
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,045
5.000%, 01/01/2029	545	555
5.000%, 01/01/2033	4,085	4,132
5.000%, 10/01/2040	1,500	1,495
4.375%, 10/01/2045	3,000	2,731
4.000%, 10/01/2030	1,000	972

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	$1,300	$1,329
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,953
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,195
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,800	1,751
TSASC, Tobacco Settlement Bond, Ser A, RB
5.000%, 06/01/2033	5,790	5,961
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,998
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	763
5.250%, 09/15/2053	2,500	1,839

		89,286

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2023 (H)	610	621

North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	843
6.625%, 12/15/2031 (C)(D)	1,000	596

		1,439

Ohio — 2.5%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,500	3,207
0.000%, 06/01/2057 (G)	47,500	5,552
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,958
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	162
6.500%, 12/01/2037 (C)(D)	1,100	275

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	$1,900	$714
6.000%, 04/01/2038 (C)(D)	1,615	607
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (A)	3,420	3,293
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	3,500	3,482
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	2,250	2,073
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (C)(D)	3,000	2,674

		25,997

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,513
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	1,960
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,498
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	5
6.875%, 11/01/2046 (D)	1,081	3
6.625%, 11/01/2036 (D)	522	1

		5,980

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,372
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	810
Salem, Hospital Facility Authority, RB
5.000%, 05/15/2023	100	100

		2,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 1.9%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
5.000%, 05/15/2029	$300	$304
Blythe Township, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,875	4,510
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	275	269
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	480
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,500	2,556
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,054
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
4.000%, 09/01/2049	1,000	884
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2034	2,000	2,159
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,322
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,773
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,893
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	195	194
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	235	231

		21,629

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico — 7.3%
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (D)	$200	$148
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
2.046%, 07/01/2029 (A)	9,040	8,471
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (D)	1,380	1,023
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (D)	1,265	933
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,947	9,141
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (D)	3,000	600
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (D)	2,340	468
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (D)	3,040	608
Puerto Rico, Highway & Transportation Authority, Ser M, RB
5.000%, 07/01/2046 (D)	10,000	2,000
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
4.784%, 07/01/2058	11,604	10,578
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,858
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,253	5,917
0.000%, 07/01/2046 (G)	12,100	3,034
0.000%, 07/01/2051 (G)	37,000	6,916
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	399	366
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	2,578	2,638
4.000%, 07/01/2041	5,000	4,004
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	16,691	7,594
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	10,927	4,876
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	18,711	6,619

		77,792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.3%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	$6,890	$1,115
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	2,000	2,003

		3,118

South Carolina — 0.7%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
5.000%, 12/01/2046	2,000	2,093
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	400
5.250%, 02/01/2027 (C)(D)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	127
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	4,919

		7,939

Tennessee — 1.4%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,803
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	510
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	495	495
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
5.750%, 10/01/2059	2,500	2,141
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	3,000	3,133
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,429

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	$4,000	$4,089

		14,600

Texas — 3.5%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,605
7.500%, 12/01/2045 (C)	1,750	1,334
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	411
Brazoria County, Industrial Development, Aleon Renewable Metals, AMT, RB
10.000%, 06/01/2042 (A)(C)	1,500	1,465
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	9,470	9,999
7.000%, 03/01/2039	500	462
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,797
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,271
6.000%, 08/15/2038	1,500	1,530
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,250	625
5.000%, 07/01/2031 (D)	250	125
5.000%, 07/01/2046 (D)	2,000	1,250
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,361
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	465
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	429
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2045	6,000	6,141
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	1,000	936
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	$670	$684
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
3.656%, 12/15/2026 (A)	3,000	2,859
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	2,500	1,506

		38,266

Utah — 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	500	378
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	815
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,118
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	485

		2,796

Vermont — 0.1%
Vermont State, Student Assistance, Ser A, AMT, RB
5.000%, 06/15/2028	550	563

Virgin Islands — 0.6%
Matching Fund Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2027	1,840	1,895
5.000%, 10/01/2032	4,530	4,660

		6,555

Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	2,900	2,743
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	368
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	913

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (B)	$2,119	$2,151
Lewistown Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	80	63
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,827
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	6,170
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,500

		16,794

Washington — 0.5%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,045
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	902
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	210
4.000%, 07/01/2028 (C)	400	371
3.700%, 07/01/2023 (C)	125	124
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	1,155	1,156
5.250%, 06/01/2033	2,500	2,503

		6,311

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,069

Wisconsin — 2.7%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2055 (G)	25,000	4,682

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	$1,000	$845
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,229
5.000%, 08/01/2028	1,140	1,084
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,369
5.000%, 03/01/2048	1,500	1,352
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,036
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	2,100
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	708
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,535
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	2,199
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,489
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	871
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	3,118
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,180

		29,797

Total Municipal Bonds
(Cost $810,558) ($ Thousands)		758,435

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 19.5%
Financials — 17.3%
Ally Financial
4.700%, H15T7Y + 3.481%(A)(I)	$1,000	$666
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(A)(I)	1,000	724
American Express
3.550%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(A)(I)	5,000	3,975
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(C)(I)	6,900	6,833
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(A)(I)	2,900	2,861
6.300%, ICE LIBOR USD 3 Month + 4.553%(A)(I)	1,700	1,685
6.250%, ICE LIBOR USD 3 Month + 3.705%(A)(I)	5,000	4,825
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.231%(A)(I)	400	387
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.760%(A)(I)	3,000	2,565
Bank of New York Mellon
4.625%, ICE LIBOR USD 3 Month + 3.131%(A)(I)	2,200	1,901
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(A)(I)	5,800	4,615
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(A)(I)	5,000	4,458
Bank of Nova Scotia
8.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.389%, 10/27/2082 (A)	3,200	3,292
Barclays PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(A)(I)	1,500	1,444
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(A)(I)	1,000	960
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(A)(I)	3,000	2,204
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
9.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.969%(A)(C)(I)	$2,400	$2,490
6.625%, USD Swap Semi 30/360 5 Yr Curr + 4.149%(A)(C)(I)	1,500	1,441
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.196%(A)(C)(I)	8,000	6,489
BP Capital Markets PLC
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(A)(I)	600	571
Capital One Financial
3.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(A)(I)	5,300	4,081
Charles Schwab
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(A)(I)	6,000	5,100
Citigroup
6.250%, ICE LIBOR USD 3 Month + 4.517%(A)(I)	3,800	3,677
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(A)(I)	3,000	2,599
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(A)(I)	4,400	3,671
Citizens Financial Group
6.375%, ICE LIBOR USD 3 Month + 3.157%(A)(I)	2,380	2,196
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(A)(I)	2,200	2,117
CoBank ACB
6.250%, ICE LIBOR USD 3 Month + 4.660%(A)(I)	500	480
Comerica
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(A)(I)	2,600	2,524
Credit Agricole MTN
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.237%(A)(C)(I)	3,000	2,350
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(C)(I)	2,600	2,217
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(C)(I)	1,800	1,485
5.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.889%(A)(I)	2,500	1,463

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(C)(I)	$2,500	$1,218
Depository Trust & Clearing
3.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(C)(I)	750	573
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(A)(I)	500	488
Employees Retirement
0.000%, 07/01/2049 (E)(J)	3,000	67
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(A)(I)	500	468
Goldman Sachs Group
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(A)(I)	1,000	964
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(A)(I)	2,500	2,037
HSBC Holdings PLC
6.000%, USD ICE Swap 11:00 NY 5 Yr + 3.746%(A)(I)	1,500	1,328
Huntington Bancshares
5.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(A)(I)	600	543
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,363
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446%(A)(I)	3,500	3,293
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(A)(I)	1,000	880
JPMorgan Chase
6.750%, ICE LIBOR USD 3 Month + 3.780%(A)(I)	7,200	7,139
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(A)(I)	2,300	1,932
KeyCorp
5.000%, ICE LIBOR USD 3 Month + 3.606%(A)(I)	3,000	2,624
M&T Bank
5.125%, ICE LIBOR USD 3 Month + 3.520%(A)(I)	500	435
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(A)(I)	3,800	3,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(A)(I)	$500	$383
MetLife
3.850%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(A)(I)	3,800	3,451
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(C)(I)	5,000	4,886
PNC Financial Services Group
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%(A)(I)	3,400	3,196
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(A)(I)	1,000	769
Reagan Ranch Development LLC
8.500%, 09/01/2031 (C)	5,000	4,392
Royal Bank of Scotland Group PLC
8.000%, USD Swap Semi 30/360 5 Yr Curr + 5.720%(A)(I)	200	195
Societe Generale
8.000%, USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(C)(I)	1,800	1,803
7.375%, USD Swap Semi 30/360 5 Yr Curr + 4.302%(A)(C)(I)	700	672
Standard Chartered PLC
7.014%, ICE LIBOR USD 3 Month + 1.460%(A)(C)(I)	4,000	3,636
SVB Financial Group
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.074%(A)(I)	500	329
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(A)(I)	4,100	2,683
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	21,652	5,226
Toronto-Dominion Bank
8.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.075%, 10/31/2082 (A)	4,000	4,100
Truist Financial
4.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%(A)(I)	1,200	1,158
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(A)(I)	8,500	7,716

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(C)(I)	$6,000	$4,448
UBS Group Funding Switzerland
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(C)(I)	600	591
US Bancorp
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(A)(I)	7,200	5,744
Voya Financial
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(A)(I)	1,200	1,163
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(A)(I)	1,894	1,854
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(A)(I)	2,200	1,917

		185,308

Health Care — 0.7%
CommonSpirit Health
4.187%, 10/01/2049	1,800	1,394
Cottage Health Obligated Group
3.304%, 11/01/2049	1,500	1,082
Toledo Hospital
5.325%, 11/15/2028	2,500	1,944
4.982%, 11/15/2045	1,000	655
Tower Health
4.451%, 02/01/2050	4,040	2,089

		7,164

Utilities — 1.5%
Dominion Energy
4.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(A)(I)	9,000	7,718
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.195%(A)(I)	800	670
Duke Energy
4.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(A)(I)	4,900	4,410
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(A)(I)	2,500	2,325
Pacific Gas & Electric
4.950%, 07/01/2050	300	240
4.550%, 07/01/2030	300	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 11/15/2023	$50	$49
3.750%, 07/01/2028	100	88
3.450%, 07/01/2025	100	95
3.400%, 08/15/2024	100	96
3.300%, 03/15/2027	100	88
3.250%, 06/15/2023	150	148

		16,201

Total Corporate Obligations
(Cost $240,422) ($ Thousands)		208,673

	Shares
PREFERRED STOCK — 5.3%
Communication Services — 0.2%
AT&T
4.750%(I)	137,000	2,522

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,448

Financials — 4.8%
Allstate
4.750%(I)	23,980	499
Arch Capital Group
5.450%(I)	13,693	304
Associated Banc-Corp
5.875%(I)	12,516	287
Capital One Financial
5.000%(I)	71,700	1,393
Citigroup (A)
6.875%, ICE LIBOR USD 3 Month + 4.130%(A)(I)	85,700	2,145
Equitable Holdings
5.250%(I)	25,000	521
4.300%(I)	25,209	459
Fifth Third Bancorp (A)
6.625%, ICE LIBOR USD 3 Month + 3.710%(A)(I)	80,000	2,053
First Republic Bank
4.000%(I)	100,000	1,684
Fulton Financial
5.125%(I)	10,000	206
Goldman Sachs Group (A)
5.500%, ICE LIBOR USD 3 Month + 3.640%(A)(I)	228,100	5,616
5.262%, ICE LIBOR USD 3 Month + 0.670%(A)(I)	30,599	591

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
KeyCorp (A)
6.125%, ICE LIBOR USD 3 Month + 3.892%(A)(I)	4,000	$99
M&T Bank (A)
5.625%, ICE LIBOR USD 3 Month + 4.020%(A)(I)	12,841	294
MetLife
5.625%(I)	21,691	525
4.750%(I)	191,891	3,915
Morgan Stanley (A)
7.125%, ICE LIBOR USD 3 Month + 4.320%(A)(I)	106,823	2,728
6.875%, ICE LIBOR USD 3 Month + 3.940%(A)(I)	53,657	1,361
4.779%, ICE LIBOR USD 3 Month + 0.700%(A)(I)	161,113	3,219
NY Community Bancorp (A)
6.375%, ICE LIBOR USD 3 Month + 3.821%(A)(I)	110,000	2,640
Regions Financial
6.375%, ICE LIBOR USD 3 Month + 3.536%(A)(I)	2,600	67
5.700%, ICE LIBOR USD 3 Month + 3.148%(A)(I)	16,000	370
4.450%(I)	49,094	920
RenaissanceRe Holdings
4.200%(I)	40,000	713
State Street (A)
5.900%, ICE LIBOR USD 3 Month + 3.108%(A)(I)	126,855	3,084
Stifel Financial
4.500%(I)	37,500	673
SVB Financial Group
5.250%(I)	1,802	32
Synovus Financial (A)
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(A)(I)	50,000	1,205
US Bancorp (A)
5.099%, ICE LIBOR USD 3 Month + 1.020%(A)(I)	500	424
4.679%, ICE LIBOR USD 3 Month + 0.600%(A)(I)	10,051	196
Valley National Bancorp (A)
6.250%, ICE LIBOR USD 3 Month + 3.850%(A)(I)	73,487	1,784
Voya Financial (A)
5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(A)(I)	105,000	2,302
Webster Financial
6.500%(I)	36,337	896
5.250%(I)	42,731	863

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Wells Fargo
7.500%*(I)	1,468	$1,747
6.625%, ICE LIBOR USD 3 Month + 3.690%(A)(I)	50,433	1,283
5.850%, ICE LIBOR USD 3 Month + 3.090%(A)(I)	120,000	2,786
5.625%(I)	5,000	114
Western Alliance Bancorp (A)
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452%(A)(I)	22,500	481

		50,479

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	214
Enbridge (A)
6.375%, ICE LIBOR USD 3 Month + 3.593%(A)	5,032	122
Entergy Texas
5.375%(I)	39,700	934
NSTAR Electric
4.780%(I)	10,708	932

		2,202

Total Preferred Stock
(Cost $61,398) ($ Thousands)		56,651

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills
4.192%, 02/23/2023 (K)	$7,000	6,932
3.460%, 02/16/2023 (K)	24,400	24,185

Total U.S. Treasury Obligations
(Cost $31,118) ($ Thousands)		31,117

Total Investments in Securities — 98.4%
(Cost $1,143,496) ($ Thousands)		$1,054,876

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Tax-Advantaged Income Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. Ultra Long Treasury Bond	(14)	Mar-2023	$(1,876)	$(1,908)	$(32)

Percentages are based on Net Assets of $1,072,060 ($ Thousands).
*	Non-income producing security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $230,353 ($ Thousands), representing 21.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Security is escrowed to maturity.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	758,435	–	758,435
Corporate Obligations	–	202,825	5,848	208,673
Preferred Stock	42,423	14,228	–	56,651
U.S. Treasury Obligations	–	31,117	–	31,117
Total Investments in Securities	42,423	1,006,605	5,848	1,054,876

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(32)	–	–	(32)
Total Other Financial Instruments	(32)	–	–	(32)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 8/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$685	$21,676	$(22,361)	$—	$—	$—	$50	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

November 30, 2022

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
TA — Tax Allocation
TRAN – Tax Revenue Anticipation Note
USD — U.S. Dollar

SEI Tax Exempt Trust / Quarterly Report / November 30, 2022